VCC 2023-1 ABS-15G

Exhibit 99.06

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Edgar ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX			1000234	27161498	XXXX	11/07/2022	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Letter of Intent not provided		Missing Business Purpose Disclosure.	Borrower's Experience/Track Record The representative FICO score exceeds the guideline minimum by XX points.	Borrower's Experience/Track Record. The representative FICO score exceeds the guideline minimum by XX points.	SitusAMC,Originator SitusAMC,Originator	Reviewer Comment (2022-12-22): Exception waived. Updated approval received in trailing documents approving exception for missing Business Purpose Disclosure. Comp factors, seasoned investor and FICO. Buyer Comment (2022-12-21): Exception noted on uploaded approval Reviewer Comment (2022-11-26): Exception remains _ Uploaded BP disclosure reflects an entity applicant and loan # unrelated to borrower and signatures do not match borrower signature on loan docs. Buyer Comment (2022-11-22): UPloaded			12/22/2022	2	B	B	B	B	B	XX/XX/XXXX	Refinance - Cash-out - Other		B	B		A			No
XXXX	XXXX			1000679	27396096	XXXX	11/30/2022	Credit	Credit	Credit Documentation	Credit	Missing lease Agreement		Approved exception at origination for missing lease for subject SFR condo refi. comp factor: Reserves	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by XX months.	CF- reserves	SitusAMC,Originator	Reviewer Comment (2022-11-29): Approved exception at origination for missing lease for subject SFR condo refi. comp factor: Reserves			11/29/2022	2	B	B	B	B	B	XX/XX/XXXX	Refinance - Cash-out - Other		B	B		A			No